1:

<SEQUENCE>1
<FILENAME>a201106_13f-hr.text
5:

                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: June 30 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  767 Fifth Avenue
          12th Floor
          New York, NY 10153

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        07/07/2011
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total: $503,087
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

Force Capital Management, LLC
Form 13F Information Table
June 30 2011

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

ALEXANDER & BALDWIN INC	    COM 	014482103      13,538	 281,100   SH		SOLE	NONE   281,100	0
AMAZON COM INC		    COM		023135106	7,914	  38,700   SH		SOLE	NONE	38,700	0
AUTONATION INC		    COM 	05329W102      26,274	 717,670   SH		SOLE	NONE   717,670	0
BANK OF AMERICA CORP	    COM		060505104      22,851  2,084,921   SH		SOLE	NONE 2,084,921  0
BANK OF AMERICA CORP	    WTS10/28/18 060505153	  896	 515,200   SH		SOLE	NONE   515,200 	0
CHARTER COMMUNICATIONS INC  COM	CL A	16117M305      19,759	 364,145   SH		SOLE	NONE   364,145	0
COMPUCREDIT HLDGS CORP      COM		20478T107	   71	  30,700   SH		SOLE	NONE	30,700	0
COPART INC		    COM		217204106      34,345	 737,010   SH		SOLE	NONE   737,010	0
CRACKER BARREL OLD CTRY STR COM		22410J106	9,502	 192,700   SH		SOLE	NONE   192,700	0
CROWN CASTLE INTL CORP	    COM		228227104	2,566	  62,900   SH		SOLE	NONE	62,900	0
EAGLE MATERIALS INC	    COM		26969P108      11,753    421,700   SH		SOLE	NONE   421,700	0
EMMIS COMMUNICATIONS CORP   COM	CL A	291525103	  822	 747,700   SH		SOLE	NONE   747,700	0
ENDURANCE SPECIALTY HLDGS   COM		G30397106	4,650	 112,500   SH		SOLE	NONE   112,500	0
ENTERTAINMENT PPTYS TR      PFD SER C	29380T402	  267	  13,400   SH		SOLE	NONE	13,400	0
EQUINIX INC		    COM		29444U502      18,668	 184,800   SH		SOLE	NONE   184,800	0
EXCO RESOURCES INC	    COM		269279402	6,243	 353,700   SH		SOLE	NONE   353,700	0
FELCOR LODGING TR INC       PFD SER A	31430F200       2,037     78,000   SH		SOLE	NONE    78,000  0
FIRST INDUSTRIAL REALTY TR  COM		32054K103      26,777  2,338,605   SH		SOLE	NONE 2,338,605  0
FOSTER WHEELER AG	    COM		H27178104	6,304	 207,500   SH		SOLE	NONE   207,500	0
GAP INC			    COM		364760108      18,227  1,007,002   SH		SOLE	NONE 1,007,002	0
HOVNANIAN ENTERPRISES INC   UNIT	44248W208	  698	  43,500   SH		SOLE	NONE	43,500	0
IRON MOUNTAIN INC	    COM		462846106      23,358	 685,200   SH		SOLE	NONE   685,200	0
ISTAR FINANCIAL INC	    COM		45031U101	8,925  1,100,500   SH		SOLE	NONE 1,100,500	0
PENNEY J C INC        	    COM		708160106      21,443	 620,827   SH		SOLE	NONE   620,827	0
LAMAR ADVERTISING CO	    COM	CL A	512815101       4,234    154,702   SH		SOLE	NONE   154,702  0
MGIC INVT CORP WIS	    COM		552848103	4,502	 756,700   SH		SOLE	NONE   756,700	0
PENNSYLVANIA RL ESTATE INVT COM		709102107       8,164    520,000   SH		SOLE	NONE   520,000  0
RAIT FINANCIAL TRUST	    COM		749227104	2,696  1,284,000   SH		SOLE	NONE 1,284,000	0
REIS INC		    COM		75936P105	2,207	 222,300   SH		SOLE	NONE   222,300	0
SAUER-DANFOSS INC	    COM		804137107	1,760	  34,925   SH		SOLE	NONE	34,925	0
SCHOLASTIC CORP		    COM		807066105      12,292	 462,100   SH		SOLE	NONE   462,100	0
SHUTTERFLY INC		    COM         82568P304      30,142 	 524,942   SH           SOLE    NONE   524,942  0
SL GREEN RLTY CORP	    COM		78440X101      26,312    317,505   SH		SOLE	NONE   317,505  0
UNION PACIFIC CORP	    COM		907818108      11,421    109,399   SH		SOLE	NONE   109,399  0
UNITED CAPITAL CORP	    COM		909912107       6,921	 231,084   SH		SOLE	NONE   231,084	0



Options


BANK OF AMERICA CORP        COM         060505104       8,987    820,000   SH	CALL	SOLE	NONE   820,000  0
ISTAR FINANCIAL INC         COM		45031U101       5,041    621,500   SH	CALL	SOLE	NONE   621,500  0
SEARS HOLDINGS CORPORATION  COM         812350106      64,126 	 897,600   SH   CALL    SOLE    NONE   897,600  0
SPDR SERIES TRUST	    ETF		78462F953      26,394	 200,000   SH	PUT	SOLE	NONE   200,000  0







 05120.0001 #201106